Derivatives (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended						12 Months Ended
	Dec. 31, 2011 Price swaps Natural gas positions 2012 MMBTU	Dec. 31, 2012 Price swaps Natural gas positions 2013 MMBTU	Dec. 31, 2011 Price swaps Natural gas positions 2013 MMBTU	Dec. 31, 2012 Price swaps Natural gas positions 2014 MMBTU	Dec. 31, 2011 Price swaps Natural gas positions 2014 MMBTU	Dec. 31, 2012 Price swaps Natural gas positions 2015 MMBTU	Dec. 31, 2011 Price swaps Natural gas positions 2015 MMBTU	Dec. 31, 2012 Price swaps Natural gas positions 2016 MMBTU	Dec. 31, 2012 Price swaps Natural gas positions 2017 MMBTU	Dec. 31, 2011 Price swaps Oil positions 2012 MBbls	Dec. 31, 2012 Price swaps Oil positions 2013 MBbls	Dec. 31, 2011 Price swaps Oil positions 2013 MBbls	Dec. 31, 2012 Price swaps Oil positions 2014 MBbls	Dec. 31, 2011 Price swaps Oil positions 2014 MBbls	Dec. 31, 2012 Price swaps Oil positions 2015 MBbls	Dec. 31, 2011 Price swaps Oil positions 2015 MBbls	Dec. 31, 2012 Price swaps Oil positions 2016 MBbls	Dec. 31, 2012 Price swaps Oil positions 2017 MBbls	Dec. 31, 2011 Price swaps NGL positions 2012 MBbls	Dec. 31, 2012 Price swaps NGL positions 2013 MBbls	Dec. 31, 2012 Basis swaps Item	Dec. 31, 2012 Basis swaps Natural gas positions 2013 MMBTU	Dec. 31, 2012 Basis swaps Natural gas positions 2014 MMBTU	Dec. 31, 2012 Basis swaps Natural gas positions 2015 MMBTU	Dec. 31, 2012 Basis swaps Natural gas positions 2016 MMBTU	Dec. 31, 2011 Collars Natural gas positions 2012 MMBTU	Dec. 31, 2012 Interest rate swap February 2012 - February 2015	Dec. 31, 2012 Interest rate swap February 2015 - February 2017, one	Dec. 31, 2012 Interest rate swap February 2015 - February 2017, two	Dec. 31, 2012 Interest rate swap June 2012 - June 2015	Dec. 31, 2012 Interest rate swap June 2015 - June 2017	Dec. 31, 2012 Puts Natural gas positions 2013 MMBTU
Derivatives
Number of indices for gas on which floating price is based																					2
Volume (in MMBTUs/BBLs)	3,684,189	7,516,540	6,006,595	6,077,016	5,307,971	5,500,236	4,769,881	4,878,990	4,605,396	251	699	367	519	306	420	242	397	199	164	144		7,446,301	5,876,098	5,326,559	2,877,047	2,902,801						178,710
Weighted average price (in dollars per MMBTU/BBL)	6.21	5.16	5.57	5.53	5.76	5.72	5.96	4.28	4.61	102.2000	95.95	101.4500	96.61	99.83	94.72	98.90	86.02	85.75	49.92	50.49		(0.1361)	(0.1521)	(0.1661)	(0.1115)
Floor price (in dollars per MMBTU)																										4.75
Ceiling price (in dollars per MMBTU)																										7.31
Strike price (in dollars per MMBTU)																																3.00
Notional Amount																											$ 150,000	$ 75,000	$ 75,000	$ 70,000	$ 70,000
Average %																											0.5175%	1.725%	1.7275%	0.52375%	1.4275%
Index																											LIBOR	LIBOR	LIBOR	LIBOR	LIBOR